Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Franklin Value Investors Trust
Entity Central Index Key	0000856119
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Small-Mid Cap Value Fund
Class Name	Class A
Trading Symbol	FRMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Small-Mid Cap Value Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$61	1.15%
[1],[2]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.15%
Net Assets	$ 222,409,033
Holdings Count | $ / shares	80
Investment Company Portfolio Turnover	47.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$222,409,033
Total Number of Portfolio Holdings	80
Portfolio Turnover Rate	47.75%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[3]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Small-Mid Cap Value Fund
Class Name	Class R6
Trading Symbol	FMCVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Small-Mid Cap Value Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$46	0.86%
[4],[5]
Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.86%
Net Assets	$ 222,409,033
Holdings Count | $ / shares	80
Investment Company Portfolio Turnover	47.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$222,409,033
Total Number of Portfolio Holdings	80
Portfolio Turnover Rate	47.75%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[6]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Mutual Small-Mid Cap Value Fund
Class Name	Advisor Class
Trading Symbol	FVRMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual Small-Mid Cap Value Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$48	0.90%
[7],[8]
Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.90%
Net Assets	$ 222,409,033
Holdings Count | $ / shares	80
Investment Company Portfolio Turnover	47.75%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$222,409,033
Total Number of Portfolio Holdings	80
Portfolio Turnover Rate	47.75%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[9]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Mutual U.S. Mid Cap Value Fund
Class Name	Class A
Trading Symbol	FRBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual U.S. Mid Cap Value Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$47	0.90%
[10],[11]
Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.90%
Net Assets	$ 766,442,311
Holdings Count | $ / shares	65
Investment Company Portfolio Turnover	23.02%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$766,442,311
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	23.02%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Mutual U.S. Mid Cap Value Fund
Class Name	Class C
Trading Symbol	FCBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual U.S. Mid Cap Value Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$85	1.65%
[13],[14]
Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.65%
Net Assets	$ 766,442,311
Holdings Count | $ / shares	65
Investment Company Portfolio Turnover	23.02%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$766,442,311
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	23.02%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[15]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Mutual U.S. Mid Cap Value Fund
Class Name	Class R
Trading Symbol	FBSRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual U.S. Mid Cap Value Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$60	1.15%
[16],[17]
Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%
Net Assets	$ 766,442,311
Holdings Count | $ / shares	65
Investment Company Portfolio Turnover	23.02%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$766,442,311
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	23.02%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[18]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Mutual U.S. Mid Cap Value Fund
Class Name	Class R6
Trading Symbol	FBSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual U.S. Mid Cap Value Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$29	0.56%
[19],[20]
Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%
Net Assets	$ 766,442,311
Holdings Count | $ / shares	65
Investment Company Portfolio Turnover	23.02%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$766,442,311
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	23.02%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[21]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Mutual U.S. Mid Cap Value Fund
Class Name	Advisor Class
Trading Symbol	FBSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Mutual U.S. Mid Cap Value Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$34	0.65%
[22],[23]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
Net Assets	$ 766,442,311
Holdings Count | $ / shares	65
Investment Company Portfolio Turnover	23.02%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$766,442,311
Total Number of Portfolio Holdings	65
Portfolio Turnover Rate	23.02%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[24]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Value Fund
Class Name	Class A
Trading Symbol	FRVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small Cap Value Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$53	0.97%
[25],[26]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.97%
Net Assets	$ 4,084,578,931
Holdings Count | $ / shares	87
Investment Company Portfolio Turnover	30.26%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$4,084,578,931
Total Number of Portfolio Holdings	87
Portfolio Turnover Rate	30.26%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[27]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Value Fund
Class Name	Class C
Trading Symbol	FRVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small Cap Value Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$93	1.72%
[28],[29]
Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.72%
Net Assets	$ 4,084,578,931
Holdings Count | $ / shares	87
Investment Company Portfolio Turnover	30.26%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$4,084,578,931
Total Number of Portfolio Holdings	87
Portfolio Turnover Rate	30.26%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[30]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Value Fund
Class Name	Class R
Trading Symbol	FVFRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small Cap Value Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$66	1.22%
[31],[32]
Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.22%
Net Assets	$ 4,084,578,931
Holdings Count | $ / shares	87
Investment Company Portfolio Turnover	30.26%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$4,084,578,931
Total Number of Portfolio Holdings	87
Portfolio Turnover Rate	30.26%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[33]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Value Fund
Class Name	Class R6
Trading Symbol	FRCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small Cap Value Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$33	0.60%
[34],[35]
Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.60%
Net Assets	$ 4,084,578,931
Holdings Count | $ / shares	87
Investment Company Portfolio Turnover	30.26%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$4,084,578,931
Total Number of Portfolio Holdings	87
Portfolio Turnover Rate	30.26%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[36]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Advisor Class
Shareholder Report [Line Items]
Fund Name	Franklin Small Cap Value Fund
Class Name	Advisor Class
Trading Symbol	FVADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Franklin Small Cap Value Fund for the period November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$39	0.72%
[37],[38]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.72%
Net Assets	$ 4,084,578,931
Holdings Count | $ / shares	87
Investment Company Portfolio Turnover	30.26%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Total Net Assets	$4,084,578,931
Total Number of Portfolio Holdings	87
Portfolio Turnover Rate	30.26%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of April 30, 2026) Portfolio Composition* (% of Total Investments)	[39]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	Annualized.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
†	Annualized.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
†	Annualized.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[17]
†	Annualized.

[18]
*	Does not include derivatives, except purchased options, if any.

[19]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[20]
†	Annualized.

[21]
*	Does not include derivatives, except purchased options, if any.

[22]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[23]
†	Annualized.

[24]
*	Does not include derivatives, except purchased options, if any.

[25]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[26]
†	Annualized.

[27]
*	Does not include derivatives, except purchased options, if any.

[28]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[29]
†	Annualized.

[30]
*	Does not include derivatives, except purchased options, if any.

[31]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[32]
†	Annualized.

[33]
*	Does not include derivatives, except purchased options, if any.

[34]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[35]
†	Annualized.

[36]
*	Does not include derivatives, except purchased options, if any.

[37]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[38]
†	Annualized.

[39]
*	Does not include derivatives, except purchased options, if any.